TAXATION - Composition of Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Composition of Income Tax Expenses
Deferred tax benefits applicable to the Chinese mainland operations			$ 120
Total deferred tax benefits			120
Current income tax benefits applicable to the Chinese mainland operations	$ 1	$ 1	4
Current income tax benefits (expenses) applicable to non-Chinese mainland operations	$ (1)	(2)	2
Total current income tax benefits (expenses)		(1)	6
Total income tax benefits (expenses)		$ (1)	$ 126